CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 51,789	$ 371,393	$ 113,511
Accounts Receivable	44,369	51,901
Prepaid expenses	24,251	34,806	10,819
Total current assets	120,409	458,100	124,330
Property and equipment, net of accumulated depreciation of $5,964, $2,397 and $141 in 2012, 2011 and 2010 respectively	17,817	21,384	4,224
Capitalized software development costs, net of accumulated amortization of $298,185, $133,279 and $11,937 in 2012, 2011 and 2010, respectively	866,284	814,874	440,579
Total assets	1,004,510	1,294,358	569,133
Current liabilities:
Accounts payable	284,179	68,162	15,663
Accounts payable-affiliate	92,833	254,838	105,415
Accrued liabilities	107,821	96,962	55,780
Unearned revenue	37,177	24,174	6,963
Total current liabilities	522,010	444,136	183,821
Notes payable - LMD	300,000
Notes payable			675,000
Notes payable-affiliate	364,861		100,000
Total liabilities	1,186,871	444,136	958,821
Stockholders’ equity (deficit)
Series A Convertible Preferred stock, par value $.0001 per share (Authorized 5,000,000 shares; issued and outstanding 1,700,000 shares in 09/30/12 and 1,500,000 shares in 12/31/11)	150	150
Common stock, par value $.0001 per share (Authorized 680,000,000 shares; issued and outstanding 125,135,112 shares as of 9/30/12; 126,845,641 shares as of 12/31/11 and 72,185,591 shares at 12/31/10 respectively)	12,612	12,685	7,219
Additional paid in capital	8,938,408	4,666,929	15,864
Deferred compensation	(2,275,358)	(1,581,954)	(83)
Accumulated deficit during development stage	(6,858,173)	(2,247,588)	(412,688)
Total stockholders’ equity (deficit)	(182,361)	850,222	(389,688)
Total liabilities and stockholders’ equity (deficit)	$ 1,004,510	$ 1,294,358	$ 569,133